CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 248	$ 708	$ 828
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	699	731	690
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	447	409	413
(Gain) loss from disposal of assets	(2)	8	25
Undistributed income (loss) of unconsolidated subsidiaries	40	3	(44)
Other non-cash items	331	254	196
Changes in operating assets and liabilities:
Provisions	(48)	121	107
Deferred income taxes	119	(39)	(59)
Trade and financing receivables related to sales, net	279	(810)	(658)
Inventories, net	473	(172)	(1,205)
Trade payables	(161)	(862)	963
Other assets and liabilities	357	330	266
Net cash provided by operating activities	2,782	681	1,522
Investing activities:
Additions to retail receivables	(4,498)	(6,467)	(7,511)
Collections of retail receivables	5,146	6,506	6,043
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	11	25	7
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	726	577	466
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(656)	(1,022)	(1,227)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,851)	(1,814)	(1,439)
Other	190	236	(127)
Net cash used by investing activities	(932)	(1,959)	(3,788)
Financing activities:
Proceeds from long-term debt	9,927	17,377	12,464
Payments of long-term debt	(10,668)	(15,323)	(9,988)
Net increase (decrease) in other financial liabilities	84	(325)	514
Dividends paid	(297)	(382)	(368)
Other	23	18	(6)
Net cash provided (used) by financing activities	(931)	1,365	2,616
Effect of foreign exchange rate changes on cash and cash equivalents	(698)	(491)	18
Increase (decrease) in cash and cash equivalents	221	(404)	368
Cash and cash equivalents, beginning of year	5,163	5,567	5,199
Cash and cash equivalents, end of year	$ 5,384	$ 5,163	$ 5,567